Loans Receivable - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ratio of total past due loans to total loans		0.42%	0.40%
Approximate rate reduction concession, minimum		1.00%
Approximate rate reduction concession, maximum		2.00%
TDRs included in impaired loans		$ 156,858	$ 207,377
Percent of restructured loans performing		96.10%
Single family residential loans as percentage of restructured loans		89.10%
Payments to settle FDIC clawback liability	$ 39,900
Loans Receivable from Related Party Including Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted to officers, directors, and related interests		$ 70,012	$ 84,166
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction		6 months
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction		12 months